Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment useful life
%
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life